C29 Related party transactions	12 Months Ended
Dec. 31, 2017
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C29 Related party transactions

C29    Related party transactions

During 2017, various minor related party transactions were executed pursuant to contracts based on terms customary in the industry and negotiated on an arm’s length basis. For information regarding equity and Ericsson’s share of assets, liabilities and income in joint ventures and associated companies, see Note C12, “Financial assets, non-current.”

For information regarding transactions with the Board of Directors and Group management, see Note C28, “Information regarding members of the Board of Directors, the Group management and employees.”

For information about the Company’s pension trusts, see Note C17, ”Post-employment benefits.”